CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share capital [Member]	Equity reserves [Member]	Accumulated deficit [Member]	Total
Beginning Balance at Dec. 31, 2020	$ 578,750	$ 49,957	$ (429,824)	$ 198,883
Beginning Balance (shares) at Dec. 31, 2020				224,253,522
Statements [Line Items]
Issuance of common shares on exercise of stock options	841	(272)		$ 569
Issuance of common shares on exercise of stock options (shares)				689,931
Share-based compensation expense		2,194		$ 2,194
Net income (loss) and comprehensive (loss) for the year			(68,883)	(68,883)
Ending Balance at Dec. 31, 2021	579,591	51,879	(498,707)	$ 132,763
Ending Balance (shares) at Dec. 31, 2021				224,943,453
Statements [Line Items]
Share-based compensation expense		119		$ 119
Net income (loss) and comprehensive (loss) for the year			40,809	40,809
Ending Balance at Dec. 31, 2022	$ 579,591	$ 51,998	$ (457,898)	$ 173,691
Ending Balance (shares) at Dec. 31, 2022				224,943,453